(ICON)

Prudential
Municipal
Series Fund

Connecticut
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential Municipal Series Fund
Connecticut Money Market Series

Performance At A Glance.

Municipal money market yields fluctuated during the six months ended February 28, 1998 amid changing views about the future pace of U.S. economic growth and the potential for higher inflation. Imbalances in the supply and demand of short-term municipal securities also drove money market yields. Your
Prudential Municipal Series Fund -- Connecticut
Money Market
Series provided a competitive return as we moved quickly to lock in higher yields as interest rates rose in early autumn.

Fund Facts                                    As
of 2/28/98
                         7-Day       Net Asset
Taxable Equivalent Yield1      Weighted Avg.
Total Net
                      Current Yld.     Value
@31%      @36%      @39.6%       Maturity
Assets (mil.)
CT Money
Market Fund              2.63%           $1
3.99%     4.30%     4.56%         61 Days
$87.1
IBC Financial Data
CT Tax-Exempt
Fund Avg.2               2.67            $1
4.05%     4.37%     4.63%         46 Days
N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results.

1 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

2 IBC Financial Data reports a seven-day current yield, WAM and NAV on Mondays. This is the average seven-day current yield, NAV and
WAM of all funds in the International Business
Communications
Financial Data's Connecticut tax-exempt money fund category as of March 2, 1998, which was the closest date to our reporting period end. An investment in the Series is neither insured nor guaranteed by the U.S. government and there can be no assurance the Series will be able to maintain a stable net asset value of
$1 per share.

Tracking Tax-Free Money Fund Yields.
(GRAPH)

How Investments Compared.
   (As of 2/28/98)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Richard S. Lynes, Fund Manager          (PICTURE)

Portfolio
Manager's Report

The Prudential Municipal Series Fund --
Connecticut Money Market Series
seeks current income that is exempt from federal and Connecticut income taxes, consistent with liquidity, the preservation of capital and maintenance of a stable net asset value of $1 per share. The
Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the State of
Connecticut, its municipalities, local governments and other qualifying issuers (such as Puerto Rico, Guam and the U.S.
Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

A Word About Quality.

Your Fund will typically purchase securities with maturities of one year or less that are rated Aaa, Aa; Notes: MIG-1, MIG-2, P-1 or P-2 by Moody's
Investors
Service, or AAA, AA; Notes: SP-1, SP-1+, A-1, A-1+ or A-2 by Standard & Poor's. If not rated, the securities are deemed to be of comparable quality by the Fund's investment adviser. Although there is never a guarantee that the share price will stay at $1, we emphasize a conservative, quality-oriented approach.

Strategy Session.
Fresh Inflation Fears.

Last fall brought fresh concerns about rising inflation in the U.S., causing money market yields to move higher based on expectations of an increase in the federal funds rate
(what banks charge each other for overnight loans). Such movements by the Federal Reserve would slow economic growth and pre-emptively defuse inflationary pressures.
We planned
to wait and see if monetary policy would change in November before purchasing any higher yielding securities.
As
opportunities arose, we bought attractively priced one-year securities in September and early October and sold securities with shorter maturities. These transactions extended your
Series' weighted average maturity (WAM) longer than that of our competition.

Signs of an economic crisis in Asia led us to believe that
U.S. central bankers would keep the federal funds rate unchanged. And we were right. Asian economic turmoil erupted in late October, and monetary policy stayed unchanged in November.

With the year drawing to a close, we anticipated an increase in municipal money market yields that typically occurs as portfolio managers sell securities to provide investors with money to pay for the holidays.
Yields
turned lower in January, however, as investors hurriedly reinvested bond coupon payments and money from bond redemptions in the tax-exempt money market. This seasonal drop in yields was exaggerated because many investors believed
Asian
difficulties would slow U.S. economic
growth enough to prompt a federal funds rate cut to reinvigorate the economy. We did not agree. The strength of the economy was such that Federal
Reserve
Chairman Alan Greenspan dashed hopes for a federal funds rate cut during a speech in late February.

What Went Well.Christmas Came Early.

Demand for short-term, tax-exempt Connecticut bonds remains strong because investors seek to shelter income from Federal, state and local income taxes. Their appetite for tax-advantaged investments frequently results in a dearth of bonds in the
Nutmeg State. Small wonder then that we jumped at the chance to buy good quality Connecticut bonds at attractive yields in
September and early October. Among our purchases were West
Hartford general obligation bonds and Tolland bond anticipation notes. Having high quality, attractively priced
Connecticut
money market securities to choose from in autumn was like having Christmas arrive early.

As delighted as we were with our purchases of tax-exempt
Connecticut securities, the amount was
occasionally
insufficient to meet our investment needs, particularly as your Series assets rose sharply during the reporting period. So, we continued buying Connecticut bonds subject to the federal alternative minimum tax (AMT), which provided yields up to 15 basis points higher than those on non-AMT securities. (A basis point is 1/100 of a percentage point.)
In addition, very short-term municipal money market securities from other states were also purchased to enhance your Series' return.

And Not So Well.
A Missed Opportunity.

Our successful forays into the market in early autumn left us with little cash for bargain hunting in December, when yields rise as portfolio managers sell securities to raise cash for shareholder redemptions. Some Wall Street brokerage firms also cut prices on money market securities to attract buyers near the end of the year. So while we missed out on a few bargains in December, we still believe the better buying opportunity occurred earlier in the reporting period.

Looking Ahead.
Subdued inflation persisted in the U.S. even though the economy created more than 600,000 new jobs in the first two months of the year. We believe inflation will likely remain in check as
Asian countries flood our markets with cheaply priced imports while they purchase fewer exports from the U.S. Given this scenario, we expect the Federal Reserve to leave monetary policy unchanged in coming months. In the meantime, we are keeping the WAM more in line with its competition to be ready to take advantage of the rise in yields that usually occurs in April as portfolio managers sell securities to provide investors with cash to pay income taxes. Purchasing these securities would extend the WAM.

Weighted Average Maturity Compared
To The Average Fund.
(GRAPH)

President's Letter
April 3, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:

This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a traditional
IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have been
extensively revised. Deductibility and
contribution limits have
been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why I
recommend you call your Prudential Financial
Professional and
get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments
as of February 28, 1998
PRUDENTIAL MUNICIPAL SERIES FUND
(Unaudited)
CONNECTICUT MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Connecticut St. Dev. Auth.,
   Bradley Airport Hotel, Ser. 97A, F.R.W.D.
VMIG1             3.20%       3/05/98   $  1,000
$ 1,000,000
   Bradley Airport Hotel, Ser. 97B, F.R.W.D.
VMIG1             3.20        3/05/98      3,000
3,000,000
   Bradley Airport Hotel, Ser. 97C, F.R.W.D.
VMIG1             3.20        3/05/98      1,400
1,400,000
   Conco Proj., Ser. 85, F.R.W.D.
P-1               3.20        3/05/98      1,700
1,700,000
   Corp. for Independ. Living Proj., Ser. 90,
F.R.W.D.           VMIG1             3.00
3/04/98      2,460       2,460,000
   Ctrl. Rev., Connecticut Lt. & Pwr. Co. Proj.,
Ser. 93B,
      F.R.W.D., A.M.T.
VMIG1             3.40        3/04/98      3,500
3,500,000
   Poll. Ctrl. Rev., Conn. Lt. & Pwr. Co., Proj.
A, Ser.
      96A, F.R.W.D., A.M.B.A.C., A.M.T.
P-1               3.35        3/05/98      2,200
2,200,000
   Poll. Ctrl. Rev., W. Mass. Elec. Co., Ser. 93A,
      F.R.W.D., A.M.T.
VMIG1             3.15        3/04/98      1,300
1,300,000
   Rand Whitney Container Bd., Ser. 93, F.R.W.D.,
A.M.T.         P-1               3.10
3/04/98      2,000       2,000,000
   SHW Inc. Proj., Ser. 90, F.R.W.D., A.M.T.
NR                3.30        3/04/98      4,500
4,500,000
Connecticut St. Gen. Oblig.,
   Ser. 97B, F.R.W.D.
VMIG1             3.30        3/05/98      2,000
2,000,000
   Ser. B
Aa3               5.80        5/15/98        400
401,706
   Ser. B
Aa3               5.65       11/15/98      1,500
1,522,353
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
   Bradley Hlth. Care, Ser. B., F.R.W.D.
VMIG1             3.05        3/04/98      2,000
2,000,000
   Conn. St. Univ., Ser. B., A.M.B.A.C.
Aaa               5.25       11/01/98        720
728,259
   Hospital of St. Raphael, Ser. K, F.R.W.D
VMIG1             2.90        3/04/98      4,000
4,000,000
   Pomfret School Issue, Ser. A, F.R.W.D.
VMIG1             3.15        3/04/98      1,000
1,000,000
   Sharon Hosp. Issue, Ser. A, F.R.W.D.
VMIG1             3.20        3/05/98      1,500
1,500,000
   Yale University, Ser. S, T.E.C.P.
VMIG1             3.65        3/05/98      3,400
3,400,000
   Yale University, Ser. S, T.E.C.P.
VMIG1             3.55        6/23/98        400
400,000
Connecticut St. Mun. Elec. Engy., Pwr. Supply Sys.
Rev.,
   Ser. 95A, T.E.C.P.
P-1               3.35        3/02/98      1,600
1,600,000
Connecticut St. Spec. Assmt.,
   Second Injury Fund, T.E.C.P.
P-1               3.15        3/09/98      4,000
4,000,000
   Second Injury Fund, T.E.C.P.
P-1               3.50        5/01/98      2,000
2,000,000
   Unemployment Comp., Ser. 93C, A.N.N.M.T.,
F.G.I.C.            VMIG1             3.90
7/01/98      6,085       6,085,000
   Unemployment Comp., Ser. 93A
Aaa               4.25        5/15/98      1,470
1,472,042
Connecticut St. Spec. Tax Oblig., Trans.
Infrastructure
   Rev., Ser. 90I, F.R.W.D.
VMIG1             3.35        3/04/98      3,000
3,000,000
Danbury Connecticut, Gen. Oblig., B.A.N.
NR                4.00        8/07/98      4,000
4,009,664
Hamden Connecticut, Gen. Oblig., B.A.N.
NR                4.00        8/14/98      2,000
2,001,751
New Fairfield Connecticut, Gen. Oblig., B.A.N.
NR                4.00        5/14/98      2,550
2,551,291
New Haven Connecticut, Gen. Oblig.
Aaa               5.00        8/15/98      1,030
1,036,010
Puerto Rico Commwlth. Government Development Bank,
Ser. 95,
   T.E.C.P.
A-1+(d)           2.80        3/02/98      1,500
1,500,000
Puerto Rico Hsg. Fin. Corp., Multi-family Mtge.
Rev., Port.
   A,
   Ser. 90I, M.O.T., A.M.B.A.C.
Aaa               3.00        3/15/98      2,455
2,455,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments
as of February 28, 1998
PRUDENTIAL MUNICIPAL SERIES FUND
(Unaudited)
CONNECTICUT MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Puerto Rico Ind. Med. & Environ. Poll. Ctrl. Fac.
Fin.
   Auth. Rev., Ser. 83A, A.N.N.O.T.
NR                3.75%      12/01/98   $  3,500
$ 3,498,682
South Windsor Connecticut, Gen. Oblig., B.A.N.
NR                3.80        3/24/98        650
650,020
Stamford Connecticut, Hsg. Auth. Rev., Morgan
Street Proj.,
   Ser. 94, F.R.W.D., A.M.T.
VMIG1             3.40        3/04/98      1,500
1,500,000
Tolland Connecticut, Gen. Oblig., B.A.N.
NR                4.00        6/11/98      3,475
3,477,546
University of Puerto Rico, Ser. J
Aaa               6.50        6/01/98      1,095
(c)   1,101,956
West Hartford Connecticut, Gen. Oblig.,
   Ser. 96
Aaa               4.25        7/15/98      1,500
1,503,864
   Ser. 97
Aaa               4.00        9/15/98      1,000
1,001,313

-----------
Total Investments--97.0%
(amortized cost $84,456,457;(e))
84,456,457
Other assets in excess of liabilities--3.0%
2,627,299

-----------
Net Assets--100%
$87,083,756

-----------

-----------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    A.N.N.O.T.--Annual Optional Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance
Company.
    F.R.W.D.--Floating Rate (Weekly) Demand Note
(b).
    M.O.T.--Monthly Optional Tender.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of
the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(c) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
guaranteed obligations.
(d) Standard & Poor's rating.
(e) The cost of securities for federal income tax
purposes is substantially the
same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)
CONNECTICUT MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at amortized cost which approximates
market
value............................................
$    84,456,457
Cash..............................................
 ..................................................
 ......              588,404
Receivable for Series shares
sold..............................................
 ...........................            2,146,986
Interest
receivable........................................
 ...............................................
573,037
Receivable for investments
sold..............................................
 .............................              100,000
Other
assets............................................
 ..................................................
1,463

-----------------
   Total
assets............................................
 ...............................................
87,866,347

-----------------
Liabilities
Payable for Series shares
reacquired........................................
 ..............................
706,956
Management fee
payable...........................................
 .........................................
33,719
Dividends
payable...........................................
 ..............................................
19,685
Accrued
expenses..........................................
 ................................................
13,944
Distribution fee
payable...........................................
 .......................................
4,508
Deferred trustee's
fees..............................................
 .....................................
3,779

-----------------
   Total
liabilities.......................................
 ...............................................
782,591

-----------------
Net
Assets............................................
 ..................................................
 ..      $    87,083,756

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value.............................................
 ..........      $       870,838
   Paid-in capital in excess of
par...............................................
 ........................           86,212,918

-----------------
Net assets, February 28,
1998..............................................
 ...............................      $
87,083,756

-----------------

-----------------
Net asset value, offering price and redemption
price per share ($87,083,756 / 87,083,756 shares
of
   beneficial interest issued and outstanding;
unlimited number of shares
authorized).....................
$1.00

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
CONNECTICUT MONEY MARKET SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest and discount earned............      $
1,404,837
                                              ----
-------------
Expenses
   Management fee..........................
196,011
   Distribution fee........................
49,003
   Custodian's fees and expenses...........
31,000
   Transfer agent's fees and expenses......
16,000
   Reports to shareholders.................
11,000
   Registration fees.......................
11,000
   Audit fee...............................
4,000
   Legal fees and expenses.................
3,000
   Trustees' fees and expenses.............
2,000
   Miscellaneous...........................
4,210
                                              ----
-------------
      Total expenses.......................
327,224
   Less: Custodian fee credit (Note 1).....
(2,283)
                                              ----
-------------
      Net expenses.........................
324,941
                                              ----
-------------
Net investment income......................
1,079,896
Realized Gain on Investments
Net realized gain on investments...........
1,460
                                              ----
-------------
Net Increase in Net Assets
Resulting from Operations..................      $
1,081,356
                                              ----
-------------
                                              ----
-------------

PRUDENTIAL MUNICIPAL SERIES FUND
CONNECTICUT MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1998
1997
Operations
   Net investment income........    $   1,079,896
$   2,373,476
   Net realized gain on
      investment transactions...            1,460
52
                                  ----------------
-    ---------------
   Net increase in net assets
      resulting from
      operations................        1,081,356
2,373,528
                                  ----------------
-    ---------------
Dividends and distributions
   (Note 1).....................       (1,081,356)
(2,373,528)
                                  ----------------
-    ---------------
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      sold......................      170,711,552
251,461,796
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............        1,070,481
2,303,863
   Cost of shares reacquired....     (160,625,083)
(255,521,446)
                                  ----------------
-    ---------------
   Net increase (decrease) in
      net assets from Series
      share transactions........       11,156,950
(1,755,787)
                                  ----------------
-    ---------------
Total increase (decrease).......       11,156,950
(1,755,787)
Net Assets
Beginning of period.............       75,926,806
77,682,593
                                  ----------------
-    ---------------
End of period...................    $  87,083,756
$  75,926,806
                                  ----------------
-    ---------------
                                  ----------------
-    ---------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)
CONNECTICUT MONEY MARKET SERIES
--------------------------------------------------
------------------------------
Prudential Municipal Series Fund (the 'Fund') is
registered under the Investment
Company Act of 1940, as an open-end investment
company. The Fund was organized
as a Massachusetts business trust on May 18, 1984
and consists of 13 series. The
monies of each series are invested in separate,
independently managed
portfolios. The Connecticut Money Market Series
(the 'Series') commenced
investment operations on August 5, 1991. The
Series is nondiversified and seeks
to provide the highest level of income that is
exempt from Connecticut state,
local and federal income taxes with the minimum of
risk by investing in
'investment grade' tax-exempt securities having a
maturity of thirteen months or
less and whose ratings are within the two highest
ratings categories by a
nationally recognized statistical rating
organization, or if not rated, are of
comparable quality. The ability of the issuers of
the securities held by the
Series to meet their obligations may be affected
by economic developments in a
specific state, industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: Portfolio securities of the
Series are valued at
amortized cost, which approximates market value.
The amortized cost method of
valuation involves valuing a security at its cost
on the date of purchase and
thereafter assuming a constant amortization to
maturity of any discount or
premium.
All securities are valued as of 4:30 p.m., New
York time.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. Expenses are recorded on the
accrual basis which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason, no federal income
tax provision is required.
Dividends: The Series declares daily dividends
from net investment income.
Payment of dividends is made monthly. Income
distributions and capital gain
distributions are determined in accordance with
income tax regulations which may
differ from generally accepted accounting
principles.
Custody Fee Credits: The Series has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the average daily net assets
of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Fund. The Series reimburses PSI
for distributing and servicing the Series' shares
pursuant to the plan of
distribution at an annual rate of .125 of 1% of
the Series' average daily net
assets. The distribution fee is accrued daily and
payable monthly.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$14,800 for the services of
PMFS. As of February 28, 1998, approximately
$2,500 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations also
include certain out-of-pocket expenses paid to
nonaffiliates.
--------------------------------------------------
------------------------------

PRUDENTIAL MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)
CONNECTICUT MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Six Months

Ended                          Year Ended August
31,

February 28,     ---------------------------------
----------------------

1998          1997        1996        1995
1994        1993

------       -------     -------     -------     -
------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................      $   1.00       $  1.00
$  1.00     $  1.00     $  1.00     $  1.00
Net investment income and realized
gains............           .01           .03(a)
 .03(a)      .03(a)      .02(a)      .02(a)
Dividends and distributions to
shareholders.........          (.01)         (.03)
(.03)       (.03)       (.02)       (.02)

------       -------     -------     -------     -
------     -------
Net asset value, end of
period......................      $   1.00       $
1.00     $  1.00     $  1.00     $  1.00     $
1.00

------       -------     -------     -------     -
------     -------

------       -------     -------     -------     -
------     -------
TOTAL
RETURN(b):....................................
1.38%         3.10%       3.17%       3.16%
2.02%       2.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................      $ 87,084
$75,927     $77,683     $62,867     $54,302
$57,794
Average net assets
(000)............................      $ 79,054
$77,500     $74,576     $57,103     $60,594
$53,152
Ratios to average net assets:
  Expenses, including distribution
fee..............           .83%(c)       .46%(a)
 .47%(a)     .58%(a)     .54%(a)     .39%(a)
  Expenses, excluding distribution
fee..............           .70%(c)       .34%(a)
 .35%(a)     .46%(a)     .42%(a)     .26%(a)
  Net investment
income.............................
2.75%(c)      3.06%(a)    3.12%(a)    3.17%(a)
1.99%(a)    2.17%(a)

---------------
(a) Net of management fee waiver.
(b) Total return includes reinvestment of
dividends and distributions. Total
    returns for periods of less than a full year
are not annualized.
(c) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com


The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

BULK RATE
U.S. POSTAGE
PAID
Permit 6807
New York, NY

74435M648   MF154E2
            Cat#444515Z